Discontinued operations and disposal groups	12 Months Ended
Dec. 31, 2025
Assets held for sale
Discontinued operations and disposal groups

32Discontinued operations and disposal groups

During the fourth quarter, the Group progressed its plan to exit the Latam region through the disposal of both its tower businesses in Brazil and Colombia (Latam towers) and its Fiber Business in Brazil (I-Systems) and by the end of December 2025 the plans for each disposal were sufficiently progressed for management to conclude that it was highly probable that the sale of each business would complete within 12 months. Therefore, these businesses have been classified as two separate disposal groups as at December 31, 2025 and the assets and liabilities of both disposal groups are presented as held for sale in the consolidated statement of financial position.

The Latam region is a major geographical area of operations for the Group. Accordingly, the disposal groups together have been classified as a discontinued operation and their results presented as a discontinued operation in the consolidated statement of income/loss.

Subsequently to the year end, on February 11, 2026, the Group announced it had agreed to sell its 51.0% equity interest in I-Systems to TIM S.A., and on February 17, 2026, the Group announced it had agreed to sell its Latam tower operations to Macquarie Asset Management.

32.1Discontinued operations

Financial performance and cashflow information in relation to discontinued operations was as follows:

	2025	2024	2023
	$’m	$’m	$’m

Revenue	193.5	184.0	200.2
Cost of sales	(180.2)	(156.9)	(146.7)
Administrative expenses	(49.7)	(66.5)	(47.3)
Impairment of held for sale assets:
Impairment of goodwill	(181.7)	(87.9)	—
Impairment of other non-current assets	(277.7)	—	—
Other income	3.3	2.4	—
Operating (loss)/income	(492.5)	(124.9)	6.2
Finance income	8.4	6.3	6.7
Finance costs	(87.2)	(80.9)	(79.5)
Loss before tax from discontinued operations	(571.3)	(199.5)	(66.6)
Income tax benefit/(expense):
Related to pre tax loss from the ordinary activities	28.9	35.3	(4.7)
Related to remeasurement to fair value less costs to sell	64.8	—	—
Loss from discontinued operation	(477.6)	(164.2)	(71.3)

Other comprehensive income:
Exchange differences on translation of foreign operations	132.9	(286.7)	94.7
Other comprehensive income/(loss) for the year, net of taxes	132.9	(286.7)	94.7

Total comprehensive (loss)/income for the year	(344.7)	(450.9)	23.4

Net cash from operating activities	125.4	118.8	93.9
Net cash used in investing activities	(80.4)	(123.2)	(172.5)
Net cash (used in)/from financing activities	(67.7)	(5.1)	76.3
Net decrease in cash by the discontinued operation	(22.7)	(9.5)	(2.3)

32.2Assets held for sale and liabilities held for sale

	Tower businesses	I-Systems	Total
	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment(a)	293.3	269.4	562.7
Right-of-use assets(a)	244.6	0.7	245.3
Other intangible assets(a)	194.9	137.1	332.0
Deferred income tax assets(a)	138.4	6.1	144.5
Trade and other receivables	69.9	5.3	75.2

Current assets
Trade and other receivables	39.3	26.4	65.7
Cash and cash equivalents	16.9	10.7	27.6
Assets held for sale	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	(5.5)	(5.5)
Borrowings	-	(82.8)	(82.8)
Lease liabilities	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(36.8)	-	(36.8)
Deferred income tax liabilities	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(42.6)	(23.6)	(66.2)
Borrowings	-	(13.9)	(13.9)
Lease liabilities	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(366.3)	(126.7)	(493.0)
(a)	Note that the above values reflect the impairment and associated tax impact recognised on reclassification to held for sale and therefore do not agree to the amounts reclassified from the relevant balance sheet line items for continuing operations.

The foreign exchange translation reserve loss in relation to Latam as of December 31, 2025 was $83.9 million.